Statements of Operations (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Income Statement [Abstract]
Sales
Cost of sales
Gross Profit	0	0	0
Operating expenses
Professional fees	49,445		49,714
General and administrative	8,793	1,100	9,624
Total operating expenses	58,238	1,100	59,338
Loss from operations	(58,238)	(1,100)	(59,338)
Other income (expense)
Interest expense	998		998
Income (loss) before income taxes	(59,236)	(1,100)	(60,336)
Income taxes		800	800
Net (loss)	$ (59,236)	$ (1,900)	$ (61,136)
Loss per common share-basic and diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding-basic and diluted	13,976,333	20,000,000	18,014,176